Income from operations - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from operations - Text Details (Detail) [Line Items]
Lease-related fuel, electricity and taxes		€ 32	€ 38	€ 30
Income from government grants		81	90	79
Transaction price allocated to remaining performance obligations		€ 10,637
Percentage of remaining performance obligations within 1 year		47.00%
Employee benefits expense		€ 5,827	5,824	5,298
Share-based compensation expenses [Member]
Income from operations - Text Details (Detail) [Line Items]
Employee benefits expense		€ 102	€ 122	€ 95
Not later than one year [member]
Income from operations - Text Details (Detail) [Line Items]
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	11